CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
MEZZANINE EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)	0	3,659,627
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	4,626,197	4,626,197
Common stock, shares outstanding (in shares)	4,626,197	4,626,197
Series F Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred stock, shares issued (in shares)	0	3,659,627
Preferred stock, shares outstanding (in shares)	0	3,659,627
Series D Preferred Shares [Member]
STOCKHOLDERS EQUITY
Preferred stock, shares outstanding (in shares)	100,000	100,000